Related-party Transactions (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Related Party Transaction [Line Items]
Revenues from related parties, net	$ 86,555	$ 251,974	$ 258,233
CMO- NingBo [Member]
Related Party Transaction [Line Items]
Revenues from related parties, net	32,045	93,664	123,888
CMO- NanHai [Member]
Related Party Transaction [Line Items]
Revenues from related parties, net	10,564	63,375	41,241
CME- NingBo [Member]
Related Party Transaction [Line Items]
Revenues from related parties, net	6,416	21,673	18,889
Chi Hsin- NingBo [Member]
Related Party Transaction [Line Items]
Revenues from related parties, net	2,534	12,637	16,806
Others (individually below 5%) [Member]
Related Party Transaction [Line Items]
Revenues from related parties, net	2,669	256	703
INX [Member]
Related Party Transaction [Line Items]
Revenues from related parties, net	26,695	56,221	55,629
TPO Shanghai [Member]
Related Party Transaction [Line Items]
Revenues from related parties, net	$ 5,632	$ 4,148	$ 1,077